Annual Fund Operating Expenses - Transamerica Large Core	Mar. 01, 2021
R4
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	0.78%
R
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual fund operating expenses	1.02%
I3
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.52%